SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Convertible notes issuance date	September 2022	September 2022
Convertible notes maturity date	September 2024	September 2024
Convertible notes interest rate	8.00%	8.00%
Total convertible notes payable		$ 27,000,000	$ 30,050,000
Less: unamortized debt discount and deferred financing costs		(2,172,914)	20,151,230
Convertible debt		24,827,086	9,898,770
Less: current portion of convertible notes payable		24,827,086	9,898,770
Long-term convertible notes payable
Maturity One [Member]
Short-Term Debt [Line Items]
Convertible notes issuance date			April 2021
Convertible notes maturity date		April 2024	April 2024
Convertible notes interest rate		8.00%	8.00%
Total convertible notes payable		$ 27,000,000	$ 30,000,000
Maturity Two [Member]
Short-Term Debt [Line Items]
Convertible notes issuance date		October 2017	October 2017
Convertible notes maturity date		October 2022	October 2022
Convertible notes interest rate		12.00%	12.00%
Total convertible notes payable			$ 50,000
Conversion price (per share)		$ 0.15	$ 0.15